Debt and Financing Arrangements (Tables)	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Short-Term Debt	Short-term debt consisted of the following (in millions):

	September 30,
	2016	2015

Bank borrowings and commercial paper	$1,078	$35
Weighted average interest rate on short-term debt outstanding	1.1%	4.0%

Long-Term Debt
Long-term debt consisted of the following (in millions; due dates by fiscal year):

	September 30,
	2016	2015
Unsecured notes
JCI Inc. - 5.5% due in 2016 ($800 million par value)	—	800
JCI Inc. - 7.125% due in 2017 ($150 million par value)	149	153
JCI Inc. - 2.6% due in 2017 ($400 million par value)	404	404
JCI Inc. - 2.355% due in 2017 ($46 million par value)	46	46
JCI Inc. - 1.4% due in 2018 ($300 million par value)	301	303
JCI Inc. - 5.0% due in 2020 ($500 million par value)	499	499
JCI Inc. - 4.25% due 2021 ($500 million par value)	498	498
JCI Inc. - 3.75% due in 2022 ($450 million par value)	448	448
JCI Inc. - 3.625% due in 2024 ($500 million par value)	500	500
JCI Inc. - 6.0% due in 2036 ($400 million par value)	396	395
JCI Inc. - 5.7% due in 2041 ($300 million par value)	299	299
JCI Inc. - 5.25% due in 2042 ($250 million par value)	250	250
JCI Inc. - 4.625% due in 2044 ($450 million par value)	447	447
JCI Inc. - 6.95% due in 2046 ($125 million par value)	125	125
JCI Inc. - 4.95% due in 2064 ($450 million par value)	449	449
Tyco International Finance S.A. ("TIFSA") - 3.75% due in 2018 ($67 million par value)	69	—
TIFSA - 4.625% due in 2023 ($42 million par value)	46	—
TIFSA - 1.375% due in 2025 (EUR 500 million par value)	571	—
TIFSA - 3.90% due in 2026 ($750 million par value)	824	—
TIFSA - 5.125% due in 2045 ($750 million par value)	903	—
Adient - 3.5% due in 2024 (EUR 1,000 million par value)	1,119	—
Adient - 4.875% due in 2026 ($900 million par value)	900	—
TSarl - Term Loan A - LIBOR plus 1.50% due in 2020	4,000	—
Adient - Term Loan A - LIBOR plus 1.005% due in 2021	1,500	—
Capital lease obligations	24	48
Other foreign-denominated debt
Euro	61	529
Japanese Yen	367	308
Other	39	57
Gross long-term debt	15,234	6,558
Less: current portion	628	806
Less: debt issuance costs	74	32
Less: current portion - liabilities held for sale	38	7
Less: long-term debt - noncurrent liabilities held for sale	3,441	346
Net long-term debt	$11,053	$5,367

Components Of Net Financing Charges
The Company's net financing charges line item in the consolidated statements of income for the years ended September 30, 2016, 2015 and 2014 contained the following components (in millions):

	Year Ended September 30,
	2016	2015	2014

Interest expense, net of capitalized interest costs	$293	$275	$238
Banking fees and bond cost amortization	30	21	15
Interest income	(12)	(7)	(8)
Net foreign exchange results for financing activities	(22)	(15)	(19)
Net financing charges	$289	$274	$226